UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Aerospace & Defense — 2.5%
18,540	Curtiss-Wright Corp.	$ 610,893
126,807	Northrop Grumman Corp.	7,236,876
62,403	Precision Castparts Corp.	10,280,894
90,445	United Technologies Corp.	6,928,087

		25,056,750

Air Freight & Logistics — 0.1%
46,375	UTi Worldwide, Inc.	721,595

Airlines — 0.4%
246,137	United Continental Holdings, Inc.(a)(b)	4,423,082

Auto Components — 1.2%
56,051	BorgWarner, Inc.(a)(b)	3,694,882
209,750	Lear Corp.	8,794,817

		12,489,699

Automobiles — 0.7%
260,247	General Motors Co.(a)(b)	5,540,658
59,859	Tesla Motors, Inc.(a)(b)	1,959,784

		7,500,442

Beverages — 0.2%
86,973	Constellation Brands, Inc. (Class A Stock)(b)	1,693,364
60,574	Heckmann Corp.(a)(b)	354,358

		2,047,722

Biotechnology — 1.1%
62,227	Achillion Pharmaceuticals, Inc.(b)	413,810
20,323	Aegerion Pharmaceuticals, Inc.(b)	325,778
58,527	Anthera Pharmaceuticals, Inc.(a)(b)	340,627
66,114	AVEO Pharmaceuticals, Inc.(b)	1,117,327
116,116	Celgene Corp.(b)	7,324,597
37,306	Cepheid, Inc.(b)	1,279,596
107,111	GTx, Inc.(a)(b)	291,342
13,463	InterMune, Inc.(b)	244,488
92,585	Sangamo Biosciences, Inc.(a)(b)	280,532

		11,618,097

Building Products — 0.2%
49,880	NCI Building Systems, Inc.(b)	464,882
112,931	USG Corp.(a)(b)	1,105,594

		1,570,476

Capital Markets — 2.3%
59,848	American Capital Ltd.(b)	417,140
25,261	Ares Capital Corp.	393,061
151,521	Bank of New York Mellon Corp. (The)(a)	2,948,599
53,873	Calamos Asset Management, Inc. (Class A Stock)	637,318
163,388	Eaton Vance Corp.(a)	3,926,214
42,525	Fifth Street Finance Corp.(a)	415,894
18,769	Financial Engines, Inc.(a)(b)	412,355
59,934	Goldman Sachs Group, Inc. (The)	5,745,273
21,945	Golub Capital BDC, Inc.(a)	351,120
403,764	Morgan Stanley	5,971,670
93,362	Waddell & Reed Financial, Inc. (Class A Stock)	2,537,579

		23,756,223

Chemicals — 2.7%
72,885	Albemarle Corp.	3,974,419
18,886	Cabot Corp.	626,637
23,849	Intrepid Potash, Inc.(b)	552,343
13,871	LSB Industries, Inc.(b)	433,746
126,744	Monsanto Co.	9,309,347
152,988	Mosaic Co. (The)	8,071,647
26,387	Olin Corp.	501,353
45,198	OM Group, Inc.(b)	1,028,255
25,955	Rockwood Holdings, Inc.(b)	1,156,555
26,229	Westlake Chemical Corp.	1,101,618
10,835	WR Grace & Co.(b)	451,494

		27,207,414

Commercial Banks — 1.8%
37,472	Bank of the Ozarks, Inc.	1,062,331
30,391	BOK Financial Corp.	1,666,946
20,428	Commerce Bancshares, Inc.	760,535
14,629	First Republic Bank(b)	415,171
318,815	Huntington Bancshares, Inc.	1,673,779
15,723	Independent Bank Corp.	410,999
41,509	NBT Bancorp, Inc.	884,142
35,461	Prosperity Bancshares, Inc.(a)	1,418,085
9,648	Signature Bank(a)(b)	563,733
41,655	Sterling Financial Corp.(a)(b)	661,481
23,810	SVB Financial Group(b)	1,120,023
293,012	Wells Fargo & Co.	7,577,290

		18,214,515

Commercial Services & Supplies — 0.8%
66,038	Clean Harbors, Inc.(b)	3,960,299
58,419	Mobile Mini, Inc.(b)	1,053,294
94,275	Waste Connections, Inc.	3,089,392

		8,102,985

Communications Equipment — 2.1%
42,327	ADTRAN, Inc.	1,398,061
13,118	EchoStar Corp. (Class A Stock)(b)	288,334
107,979	Finisar Corp.(b)	1,991,133
110,112	Juniper Networks, Inc.(b)	2,500,643
63,423	NETGEAR, Inc.(b)	2,409,440
210,478	Powerwave Technologies, Inc.(b)	488,309
213,977	QUALCOMM, Inc.	11,725,939

		20,801,859

Computers & Peripherals — 3.4%
54,107	Apple, Inc.(b)	20,679,695
67,612	Cray, Inc.(b)	417,842
373,909	EMC Corp.(a)(b)	8,603,646
128,772	NetApp, Inc.(b)	4,742,673

		34,443,856

Construction & Engineering — 1.0%
125,680	Chicago Bridge & Iron Co. NV	5,196,868
92,098	Great Lakes Dredge & Dock Corp.	557,193
43,371	KBR, Inc.	1,253,422
30,871	Sterling Construction Co., Inc.(b)	392,370
69,489	URS Corp.(b)	2,511,333

		9,911,186

Consumer Finance — 1.7%
305,954	American Express Co.	14,698,030
17,168	Cash America International, Inc.	853,422
50,483	Green Dot Corp. (Class A Stock)(b)	1,686,132

		17,237,584

Diversified Consumer Services — 0.4%
144,892	Bridgepoint Education, Inc.(a)(b)	3,187,624
36,034	Education Management Corp.(a)(b)	802,837
5,706	ITT Educational Services, Inc.(a)(b)	313,602

		4,304,063

Diversified Financial Services — 1.3%
216,618	Citigroup, Inc.	5,952,663
185,721	JPMorgan Chase & Co.	5,751,779
63,466	NASDAQ OMX Group, Inc. (The)(b)	1,665,983

		13,370,425

Diversified Telecommunication Services — 0.4%
58,437	IDT Corp. (Class B Stock)	759,681
50,749	Level 3 Communications, Inc.(b)	1,045,937
40,437	Lumos Networks Corp.(b)	591,593
73,697	tw telecom, Inc.(b)	1,384,767

		3,781,978

Electric Utilities — 1.1%
154,365	Exelon Corp.(a)	6,839,913
18,589	ITC Holdings Corp.	1,374,099
60,995	Portland General Electric Co.	1,527,925
23,948	Unisource Energy Corp.	883,202

		10,625,139

Electrical Equipment — 0.2%
91,154	A123 Systems, Inc.(a)(b)	226,062
17,437	Babcock & Wilcox Co. (The)(b)	395,471
24,927	EnerSys(b)	599,494
18,123	Global Power Equipment Group, Inc.(b)	421,904
54,286	GrafTech International Ltd.(b)	783,890

		2,426,821

Electronic Equipment & Instruments — 1.8%
44,351	Agilysys, Inc.(b)	360,574
5,041	Anixter International, Inc.(b)	309,568
34,074	Arrow Electronics, Inc.(b)	1,245,745
1,462,976	Flextronics International Ltd.(b)	8,733,967
66,664	FLIR Systems, Inc.	1,790,595
17,541	Ingram Micro, Inc.(b)	315,913
22,896	Insight Enterprises, Inc.(b)	335,197
75,454	Jabil Circuit, Inc.	1,529,453
32,366	Littelfuse, Inc.	1,512,787
22,196	Scansource, Inc.(b)	779,301
15,602	SYNNEX Corp.(b)	457,919
27,544	Tech Data Corp.(b)	1,355,991

		18,727,010

Energy Equipment & Services — 3.8%
21,807	Atwood Oceanics, Inc.(b)	894,087
18,418	Core Laboratories NV(a)	2,137,409
17,907	Dresser-Rand Group, Inc.(b)	932,418
37,022	Exterran Holdings, Inc.(a)(b)	424,272
146,158	Halliburton Co.	5,378,614
156,080	Hercules Offshore, Inc.(b)	607,151
82,320	Key Energy Services, Inc.(b)	1,243,032
211,644	National Oilwell Varco, Inc.	15,174,875
77,571	Newpark Resources, Inc.(b)	695,036
30,564	Patterson-UTI Energy, Inc.	642,455
31,168	RPC, Inc.(a)	608,399
127,996	Schlumberger Ltd.	9,641,939

		38,379,687

Food & Staples Retailing — 3.1%
106,030	Costco Wholesale Corp.	9,044,359
182,836	CVS Caremark Corp.(a)	7,101,350
352,982	Rite Aid Corp.(b)	430,638
111,296	Ruddick Corp.	4,435,145

23,066	Susser Holdings Corp.(b)	530,057
64,403	United Natural Foods, Inc.(b)	2,468,567
133,722	Wal-Mart Stores, Inc.	7,876,226

		31,886,342

Food Products — 4.8%
142,429	Bunge Ltd.	8,901,812
12,674	Corn Products International, Inc.	658,921
220,091	Darling International, Inc.(b)	3,162,708
205,954	Kraft Foods, Inc. (Class A Stock)	7,445,237
108,015	Mead Johnson Nutrition Co.	8,140,010
386,214	Smithfield Foods, Inc.(a)(b)	9,458,381
170,434	SunOpta, Inc.(b)	850,466
16,013	TreeHouse Foods, Inc.(b)	1,055,737
448,914	Tyson Foods, Inc. (Class A Stock)	9,041,128

		48,714,400

Healthcare Equipment & Supplies — 0.5%
8,456	IDEXX Laboratories, Inc.(a)(b)	635,807
97,216	Insulet Corp.(b)	1,806,273
82,691	RTI Biologics, Inc.(b)	353,090
71,876	Volcano Corp.(b)	1,773,181

		4,568,351

Healthcare Providers & Services — 2.7%
64,016	Air Methods Corp.(a)(b)	5,167,371
44,772	AMERIGROUP Corp.(a)(b)	2,559,615
102,029	Bio-Reference Labs, Inc.(b)	1,265,160
58,739	Catalyst Health Solutions, Inc.(b)	3,055,603
49,465	Centene Corp.(b)	1,914,790
18,885	Ensign Group, Inc. (The)	447,763
21,101	Express Scripts, Inc.(a)(b)	963,261
59,231	Health Management Associates, Inc. (Class A Stock)(b)	486,879
17,787	LifePoint Hospitals, Inc.(b)	697,784
34,934	Lincare Holdings, Inc.(a)	827,936
49,790	MWI Veterinary Supply, Inc.(b)	3,440,987
19,544	National Healthcare Corp.(a)	814,008
69,265	Sunrise Senior Living, Inc.(a)(b)	348,403
62,527	Universal American Corp.(a)	820,979
103,155	Universal Health Services, Inc. (Class B Stock)	4,148,894
63,137	Vanguard Health Systems, Inc.(b)	646,523

		27,605,956

Healthcare Technology
9,454	Quality Systems, Inc.	334,199

Hotels, Restaurants & Leisure — 2.2%
36,110	Bravo Brio Restaurant Group, Inc.(b)	622,175
62,073	Caribou Coffee Co., Inc.(a)(b)	838,606

15,551	CEC Entertainment, Inc.	523,758
18,496	Cheesecake Factory, Inc. (The)(b)	524,547
18,709	Chipotle Mexican Grill, Inc.(a)(b)	6,016,066
23,415	Cracker Barrel Old Country Store, Inc.	1,113,617
4,145	Panera Bread Co. (Class A Stock)(b)	594,310
64,515	Ruth’s Hospitality Group, Inc.(b)	319,995
203,449	Starbucks Corp.	8,845,963
86,071	Texas Roadhouse, Inc.	1,152,491
43,263	Vail Resorts, Inc.	1,925,203

		22,476,731

Household Durables — 0.1%
17,616	Helen of Troy Ltd.(b)	526,190

Household Products — 0.2%
41,409	Church & Dwight Co., Inc.	1,832,348

Independent Power Producers & Energy Traders — 0.8%
545,888	Calpine Corp.(b)	8,210,156

Industrial Conglomerates — 0.1%
278	Seaboard Corp.	558,699

Insurance — 2.1%
9,160	American Financial Group, Inc.	329,760
9,135	American National Insurance Co.	654,979
27,818	Arch Capital Group Ltd.(a)(b)	1,050,686
56,679	CNO Financial Group, Inc.(b)	358,211
65,052	Fidelity National Financial, Inc. (Class A Stock)	1,032,375
41,773	HCC Insurance Holdings, Inc.	1,122,858
18,703	Kemper Corp.	515,268
1,012	Markel Corp.(b)	406,217
214,886	MetLife, Inc.	6,764,611
51,244	Primerica, Inc.	1,176,562
5,407	ProAssurance Corp.	430,451
14,983	Protective Life Corp.	332,473
24,935	Reinsurance Group of America, Inc.	1,284,153
10,283	RLI Corp.	728,756
13,445	StanCorp Financial Group, Inc.	474,071
108,788	Symetra Financial Corp.	1,026,959
5,472	White Mountains Insurance Group Ltd.	2,322,317
48,466	WR Berkley Corp.	1,653,175

		21,663,882

Internet & Catalog Retail — 1.4%
69,846	Amazon.com, Inc.(a)(b)	13,430,687
119,807	Vitacost.com, Inc.(b)	787,132

		14,217,819

Internet Software & Services — 2.4%
80,043	Baidu, Inc. (China), ADR(b)	10,484,833
27,907	Cornerstone OnDemand, Inc.(a)(b)	449,861
17,631	Google, Inc. (Class A Stock)(b)	10,567,845
32,985	LinkedIn Corp. (Class A Stock)(a)(b)	2,174,701
73,880	United Online, Inc.	390,086

		24,067,326

IT Services — 3.4%
35,670	Alliance Data Systems Corp.(a)(b)	3,652,965
34,641	CACI International, Inc. (Class A Stock)(b)	1,953,060
15,361	DST Systems, Inc.	730,108
50,208	Global Payments, Inc.	2,220,700
57,130	International Business Machines Corp.	10,740,440
29,759	InterXion Holding NV(b)	392,819
34,828	MasterCard, Inc. (Class A Stock)	13,044,827
39,540	Wright Express Corp.(b)	2,075,059

		34,809,978

Life Sciences Tools & Services — 0.8%
145,608	Agilent Technologies, Inc.(b)	5,460,300
29,064	Bruker Corp.(b)	363,881
32,448	Fluidigm Corp.(a)(b)	437,724
156,792	Pacific Biosciences of California, Inc.(a)(b)	446,857
19,129	Techne Corp.	1,291,016

		7,999,778

Machinery — 3.8%
81,313	Actuant Corp. (Class A Stock)	1,863,694
89,456	AGCO Corp.(b)	4,092,612
15,643	Alamo Group, Inc.	444,261
10,236	CIRCOR International, Inc.	332,670
131,346	Colfax Corp.(a)(b)	3,849,751
7,161	Crane Co.	343,656
15,843	Donaldson Co., Inc.	1,082,869
7,289	Gardner Denver, Inc.	624,813
34,806	Graco, Inc.	1,496,310
105,290	IDEX Corp.	3,838,874
206,275	Ingersoll-Rand PLC(a)	6,831,828
41,373	John Bean Technologies Corp.	681,000
43,719	Kennametal, Inc.(a)	1,666,131
9,572	Nordson Corp.	450,458
59,685	Pentair, Inc.	2,269,821
64,968	RBC Bearings, Inc.(b)	2,744,898
39,527	Sauer-Danfoss, Inc.(b)	1,485,820
39,957	Snap-On, Inc.	2,049,794
20,579	WABCO Holdings, Inc.(b)	967,419
39,480	Woodward, Inc.	1,671,583

		38,788,262

Marine
5,688	Kirby Corp.(b)	365,625

Media — 3.5%
87,170	Belo Corp. (Class A Stock)	509,945
444,114	Comcast Corp. (Class A Stock)	10,068,064
132,225	Interpublic Group of Cos., Inc. (The)	1,240,270
71,069	John Wiley & Sons, Inc. (Class A Stock)	3,418,419
177,649	Liberty Global, Inc. (Series C Stock)(b)	6,732,897
5,061	Morningstar, Inc.	304,925
44,308	Sinclair Broadcast Group, Inc. (Class A Stock)	458,145
173,976	Viacom, Inc. (Class B Stock)	7,787,166
128,303	Walt Disney Co. (The)(a)	4,599,663

		35,119,494

Metals & Mining — 2.3%
13,574	Compass Minerals International, Inc.	1,040,447
159,265	Freeport-McMoRan Copper & Gold, Inc.	6,306,894
78,132	Goldcorp, Inc.	4,194,907
107,950	Hecla Mining Co.	668,210
452,368	Kinross Gold Corp.	6,319,581
47,315	Reliance Steel & Aluminum Co.	2,323,640
11,329	Royal Gold, Inc.	922,747
6,895	Schnitzer Steel Industries, Inc. (Class A Stock)	319,859
232,818	US Gold Corp.(a)(b)	966,195

		23,062,480

Multi-Utilities
19,238	MDU Resources Group, Inc.	413,040

Oil, Gas & Consumable Fuels — 7.9%
43,827	Amyris, Inc.(a)(b)	493,930
202,237	Anadarko Petroleum Corp.	16,435,801
58,378	Apache Corp.	5,805,108
14,546	Berry Petroleum Co. (Class A Stock)	638,278
49,205	Bill Barrett Corp.(b)	1,918,995
51,511	Brigham Exploration Co.(b)	1,876,546
25,951	Cloud Peak Energy, Inc.(b)	554,573
33,883	Cobalt International Energy, Inc.(b)	362,209
30,393	Energen Corp.	1,541,533
58,906	FX Energy, Inc.(b)	280,982
210,461	Marathon Oil Corp.(a)	5,884,489
84,846	Marathon Petroleum Corp.	2,833,008
94,611	Noble Energy, Inc.	9,308,776
99,050	Occidental Petroleum Corp.	9,796,045
28,078	Overseas Shipholding Group, Inc.(a)	296,223
129,657	Quicksilver Resources, Inc.(a)(b)	1,050,222
65,020	Rosetta Resources, Inc.(b)	3,533,187

187,173	Southwestern Energy Co.(b)	7,121,933
38,547	Stone Energy Corp.(b)	1,090,495
207,092	Suncor Energy, Inc. (Canada)	6,237,429
50,729	W&T Offshore, Inc.	1,015,595
33,225	Whiting Petroleum Corp.(b)	1,545,295

		79,620,652

Paper & Forest Products — 0.1%
35,123	KapStone Paper and Packaging Corp.(b)	582,339
36,983	PH Glatfelter Co.	536,254

		1,118,593

Personal Products — 0.8%
65,306	Estee Lauder Cos., Inc. (The)	7,704,802

Pharmaceuticals — 4.6%
89,748	Allergan, Inc.	7,513,703
198,974	Bristol-Myers Squibb Co.	6,510,429
35,884	Endocyte, Inc.(b)	369,246
67,863	NOVO Nordisk A/S (Denmark), ADR(a)	7,705,844
27,991	Perrigo Co.	2,740,319
404,142	Pfizer, Inc.	8,111,130
149,382	Sanofi (France), ADR	5,229,864
88,426	Shire PLC (Ireland), ADR	8,959,322

		47,139,857

Professional Services — 0.4%
44,997	Corporate Executive Board Co. (The)	1,763,432
62,232	FTI Consulting, Inc.(a)(b)	2,669,131

		4,432,563

Real Estate Investment Trusts — 1.9%
1,323	Alexander’s, Inc.	524,715
47,122	Associated Estates Realty Corp.	760,549
12,518	Camden Property Trust	722,664
152,308	Capstead Mortgage Corp.	1,900,804
866,702	Chimera Investment Corp.	2,314,094
153,271	CreXus Investment Corp.	1,495,925
28,148	CYS Investments, Inc.(a)	369,583
192,085	DCT Industrial Trust, Inc.	923,929
118,816	Hersha Hospitality Trust	510,909
505,747	MFA Financial, Inc.	3,479,539
6,275	Mid-America Apartment Communities, Inc.	359,683
11,200	Post Properties, Inc.	447,888
50,657	Rayonier, Inc.	2,058,701
102,810	Starwood Property Trust, Inc.	1,834,130
64,075	Strategic Hotels & Resorts, Inc.(b)	321,657
185,944	Summit Hotel Properties, Inc.	1,565,649

		19,590,419

Road & Rail — 1.2%
221,546	CSX Corp.	4,809,764
210,616	Heartland Express, Inc.	2,895,970
59,529	Kansas City Southern(b)	4,049,758

		11,755,492

Semiconductors & Semiconductor Equipment — 1.9%
90,167	Atmel Corp.(b)	799,781
109,070	ATMI, Inc.(b)	2,257,749
110,491	Avago Technologies Ltd.	3,305,891
92,378	Brooks Automation, Inc.	881,286
62,962	Cavium Networks, Inc.(b)	2,055,080
26,162	Cymer, Inc.(b)	1,169,965
72,002	Entegris, Inc.(b)	606,977
32,124	Fairchild Semiconductor International, Inc.(b)	416,006
57,000	International Rectifier Corp.(b)	1,198,710
48,039	IXYS Corp.(b)	554,370
131,042	Maxim Integrated Products, Inc.	3,361,227
21,315	MKS Instruments, Inc.	572,521
10,805	Novellus Systems, Inc.(b)	374,069
58,665	ON Semiconductor Corp.(b)	441,747
37,850	Power Integrations, Inc.	1,330,427

		19,325,806

Software — 5.4%
15,634	ACI Worldwide, Inc.(a)(b)	470,271
109,009	Ariba, Inc.(b)	3,308,423
444,213	CA, Inc.(a)	9,417,316
105,309	CommVault Systems, Inc.(b)	5,226,486
46,840	Informatica Corp.(b)	2,105,692
13,391	NetSuite, Inc.(b)	542,871
14,384	Nuance Communications, Inc.(b)	353,559
366,866	Oracle Corp.	11,501,249
34,534	QLIK Technologies, Inc.(b)	945,196
89,835	Red Hat, Inc.(b)	4,498,937
53,444	Salesforce.com, Inc.(a)(b)	6,328,838
42,129	SuccessFactors, Inc.(a)(b)	1,078,502
90,228	VMware, Inc. (Class A Stock)(a)(b)	8,723,243

		54,500,583

Specialty Retail — 1.2%
157,824	Express, Inc.	3,581,027
33,026	GameStop Corp. (Class A Stock)(a)(b)	763,561
29,288	Guess?, Inc.	823,578
477,470	Staples, Inc.	6,880,343

		12,048,509

Textiles, Apparel & Luxury Goods — 4.5%
103,918	Coach, Inc.	6,504,227
34,967	Deckers Outdoor Corp.(b)	3,809,480
63,814	Hanesbrands, Inc.(b)	1,571,739

41,316	Iconix Brand Group, Inc.(b)	713,114
64,959	Lululemon Athletica, Inc.(a)(b)	3,228,462
141,776	LVMH Moet Hennessy Louis Vuitton SA (France), ADR	4,447,513
103,467	NIKE, Inc. (Class B Stock)	9,951,456
32,782	PVH Corp.	2,225,570
60,694	Ralph Lauren Corp.(a)	8,610,051
41,452	Vera Bradley, Inc.(a)(b)	1,591,757
62,813	Warnaco Group, Inc. (The)(b)	3,183,991

		45,837,360

Thrifts & Mortgage Finance
117,798	MGIC Investment Corp.(b)	339,258

Wireless Telecommunication Services — 2.7%
116,149	American Tower Corp. (Class A Stock)(b)	6,852,791
200,427	Clearwire Corp. (Class A Stock)(a)(b)	356,760
813,051	MetroPCS Communications, Inc.(b)	6,813,367
224,196	NII Holdings, Inc.(b)	5,158,750
40,437	NTELOS Holdings Corp.	853,625
182,957	SBA Communications Corp. (Class A Stock)(b)	7,481,112

		27,516,405

	TOTAL LONG-TERM INVESTMENTS (cost $833,494,891)	994,869,963

SHORT-TERM INVESTMENT — 13.8%
Affiliated Money Market Mutual Fund
139,995,965	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $139,995,965; includes $122,021,310 of cash collateral received for securities on loan)(c)(d)	139,995,965

	TOTAL INVESTMENTS — 111.8% (cost $973,490,856)(e)	1,134,865,928
	LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8%)	(120,167,336)

	NET ASSETS — 100.0%	$1,014,698,592

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $124,120,498; cash collateral of $122,021,310 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on November 30, 2011. Collateral was subsequently received on December 1, 2011 and the Fund remained in compliance.
(b)	Non-income producing security.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$986,075,178	$190,656,395	$(41,865,645)	$148,790,750

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$994,869,963	$—	$—
Affiliated Money Market Mutual Fund	139,995,965	—	—

Total	$1,134,865,928	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.